Loans and Debentures - Additional Information (Details) shares in Thousands, $ in Millions					1 Months Ended		12 Months Ended
	Dec. 27, 2024 BRL (R$) shares	Dec. 05, 2024 BRL (R$)	Dec. 05, 2024 USD ($)	Sep. 27, 2024 BRL (R$) Number shares	Jul. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($) Number	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Principal amount	R$ 200,000,000			R$ 2,436,000,000
Average foreign currencies exchange rate							7.92
Debenture	R$ 200,000,000
Debenture rate	0.47%
Maturity term	5 years
Threshold amount of early maturity clauses for cross default							R$ 50,000,000
Debt average repayment period							2 years 9 months 18 days	2 years 9 months 18 days
Nominal Cost Of Entitys Debt							12.64%	12.64%	11.98%
Real Cost Of Entitys Debt							7.66%	7.66%	6.65%
Restricted Cash and Cash Equivalents							R$ 235,000,000		R$ 31,000,000
Cemig D [Member]
IfrsStatementLineItems [Line Items]
Fiduciary guarantee							185,000,000
Eurobonds [member]
IfrsStatementLineItems [Line Items]
Number Of Monthly Payments Of Interest | Number					6	6
Debentures - 7th Issue - Single series [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Fiduciary guarantee							R$ 181,000,000
Debentures - 9th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 200,000,000
Debentures shares issued | shares	200
Debentures - 9th Issue - Single series [Member] | Gasmig [Member]
IfrsStatementLineItems [Line Items]
Nominal Unit Value	1,000
11th Debentures Issuance CEMIG D [Member]
IfrsStatementLineItems [Line Items]
Principal amount				R$ 2,500,000,000
Debentures shares issued | shares				2,500
11th Debentures Issuance CEMIG D [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Number Of Series Of Unsecured Non Convertible Debentures Issue | Number				2
Cemiggt [Member] | Eurobonds [member]
IfrsStatementLineItems [Line Items]
Principal amount | $					$ 500	$ 1,000
Repayments of borrowings, classified as financing activities		R$ 2,309,000,000	$ 381					$ 1,119
Average foreign currencies exchange rate		6.0585	6.0585
Gain (loss) on hedge ineffectiveness		R$ 443,000,000
Net effect on cash position		R$ 1,866,000,000